UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2008 – June 30, 2008

Item 1. Schedule of Investments.

GRISANTI BROWN VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 94.7%

Capital Goods - 26.7%
42,200	Boeing Co.	$2,773,384
27,900	Foster Wheeler, Ltd. (a)	2,040,885
64,850	Honeywell International, Inc.	3,260,658
43,624	Ingersoll-Rand Co., Ltd., Class A	1,632,846
87,900	KBR, Inc.	3,068,589

		12,776,362

Consumer Discretionary - 3.9%
40,401	WABCO Holdings, Inc.	1,877,030

Consumer Staples - 19.6%
99,100	Archer-Daniels-Midland Co.	3,344,625
109,725	Comcast Corp., Class A	2,081,483
46,200	Sherwin-Williams Co.	2,121,966
125,650	Time Warner, Inc.	1,859,620

		9,407,694

Energy - 9.1%
107,250	Williams Cos., Inc.	4,323,248

Financial Services - 7.9%
78,700	American International Group, Inc.	2,082,402
82,800	Charles Schwab Corp.	1,700,712

		3,783,114

Technology - 17.1%
133,300	Cisco Systems, Inc. (a)	3,100,558
56,700	Hewlett-Packard Co.	2,506,707
93,550	Microsoft Corp.	2,573,561

		8,180,826

Utilities - 10.4%
57,300	Calpine Corp. (a)	1,292,688
429,600	Dynegy, Inc., Class A (a)	3,673,080

		4,965,768

Total Common Stock (Cost $45,868,719)		45,314,042

Total Investments - 94.7%
(Cost $45,868,719)*		$45,314,042
Other Assets and Liabilities, Net - 5.3%		2,532,018

Total Net Assets - 100.0%		$47,846,060

(a)	Non-income producing security.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$5,072,148
Gross Unrealized Depreciation	(5,626,825)

Net Unrealized Appreciation (Depreciation)	$(554,677)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	08/14/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	08/14/08

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	08/14/08